Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2016	$ 21,789	$ 3	$ 172,425	$ (6)	$ (150,633)
Beginning balance, shares at Dec. 31, 2016		26,119
Issuance of common stock upon exercise of stock options	$ 104	$ 0	104	0	0
Issuance of common stock upon exercise of stock options, shares	79	79
Issuance of common stock for employee stock purchase plan	$ 65	$ 0	65	0	0
Issuance of common stock for employee stock purchase plan, shares		24
Share-based compensation	4,098	$ 0	4,076	0	22
Issuance of common stock, net of offering costs	30,610	$ 0	30,610	0	0
Issuance of common stock, net of offering costs, shares		5,980
Repurchase of common stock	(11,203)	$ 0	(11,203)	0	0
Repurchase of common stock, shares		(2,167)
Net loss	(17,396)	$ 0	0	0	(17,396)
Unrealized gain (loss) on marketable securities	(71)	0	0	(71)	0
Ending balance at Dec. 31, 2017	27,996	$ 3	196,077	(77)	(168,007)
Ending balance, shares at Dec. 31, 2017		30,035
Issuance of common stock upon exercise of stock options	$ 362	$ 0	362	0	0
Issuance of common stock upon exercise of stock options, shares	211	211
Issuance of common stock for employee stock purchase plan	$ 117	$ 0	117	0	0
Issuance of common stock for employee stock purchase plan, shares		36
Share-based compensation	3,757	$ 0	3,757	0	0
Conversion of convertible note payable to common stock	13,729	$ 0	13,729	0	0
Conversion of convertible note payable to common stock, shares		2,883
Cumulative effect of adoption of accounting standard	(612)	$ 0	0	0	(612)
Net loss	(18,010)	0	0	0	(18,010)
Unrealized gain (loss) on marketable securities	60	0	0	60	0
Ending balance at Dec. 31, 2018	$ 27,399	$ 3	214,042	(17)	(186,629)
Ending balance, shares at Dec. 31, 2018		33,165
Issuance of common stock upon exercise of stock options, shares	0
Issuance of common stock for employee stock purchase plan	$ 3	$ 0	3	0	0
Issuance of common stock for employee stock purchase plan, shares		5
Share-based compensation	4,153	$ 0	4,153	0	0
Net loss	(11,385)	0	0	0	(11,385)
Unrealized gain (loss) on marketable securities	17	0	0	17	0
Ending balance at Dec. 31, 2019	$ 20,187	$ 3	$ 218,198	$ 0	$ (198,014)
Ending balance, shares at Dec. 31, 2019		33,170